Note 23 - Business Segments (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
(Dollars in thousands)	Home Federal Savings Bank	Other	Eliminations	Consolidated Total

At or for the year ended December 31, 20 20 :
Interest income – external customers	$31,959	0	0	31,959
Non-interest income – external customers	14,954	0	0	14,954
Intersegment interest income	0	43	(43)	0
Intersegment non-interest income	234	10,815	(11,049)	0
Interest expense	2,894	0	(43)	2,851
Provision for loan losses	2,699	0	0	2,699
Non-interest expense	26,472	755	(234)	26,993
Income tax expense (benefit)	4,267	(199)	0	4,068
Net income	10,815	10,302	(10,815)	10,302
Total assets	909,605	103,433	(103,458)	909,580

At or for the year ended December 31, 2019:
Interest income – external customers	$31,890	0	0	31,890
Non-interest income – external customers	8,455	0	0	8,455
Intersegment interest income	0	21	(21)	0
Intersegment non-interest income	234	8,627	(8,861)	0
Interest expense	3,360	0	(21)	3,339
Provision for loan losses	(1,216)	0	0	(1,216)
Non-interest expense	26,565	774	(234)	27,105
Income tax expense	3,243	81	0	3,324
Net income	8,627	7,793	(8,627)	7,793
Total assets	777,083	92,863	(92,307)	777,639

At or for the year ended December 31, 2018:
Interest income – external customers	$30,381	0	0	30,381
Non-interest income – external customers	7,714	0	0	7,714
Intersegment non-interest income	222	8,800	(9,022)	0
Interest expense	2,233	0	0	2,233
Provision for loan losses	(649)	0	0	(649)
Non-interest expense	24,897	712	(222)	25,387
Income tax expense (benefit)	3,036	(148)	0	2,888
Net income	8,800	8,236	(8,800)	8,236
Total assets	710,281	83,380	(81,346)	712,315